FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Changes in Liabilities) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Accounting Policies [Abstract]
Beginning balance	$ 7,653
Accretion of payment obligation related to acquisition	28
Settlements	(551)
Ending balance	$ 7,130